Income Taxes (Tables)	3 Months Ended
Jul. 31, 2026
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign
The components of income/(loss) before income taxes, based on tax jurisdiction, are as follows:

	Fiscal Year
(in millions)	2026	2025	2024
U.S.	$(381)	$(281)	$(176)
International	192	134	106
Loss before income taxes	$(189)	$(147)	$(70)

Schedule of Components of Income Tax Expense (Benefit)
The income tax provision consists of the following:

	Fiscal Year
(in millions)	2026	2025	2024
Current tax expense:
Federal	$23	$24	$11
State	2	2	2
International	153	28	21
Total current tax expense	178	54	34
Deferred tax expense (benefit):
Federal	2	—	—
State	—	—	—
International	(52)	(2)	3
Net deferred tax expense (benefit)	(50)	(2)	3
Income tax provision	$128	$52	$38

Schedule of Deferred Tax Assets and Liabilities
Tax assets (liabilities), shown before jurisdictional netting of deferred tax assets (liabilities), are comprised of the following:

(in millions)	April 24, 2026	April 25, 2025
Deferred tax assets:
Net operating loss, capital loss, and credit carryforwards	$30	$112
Capitalization of research and development	93	280
Other accrued liabilities	48	8
Legal settlement	5	37
Accrued compensation	19	14
Stock-based compensation	3	11
Lease obligations	7	12
Intangible assets	72	3
Accumulated depreciation	—	5
Inventory	5	1
Other	1	6
Gross deferred tax assets	283	489
Valuation allowance	(214)	(462)
Total deferred tax assets	69	27
Deferred tax liabilities:
Right of use leases	(7)	(12)
Other	(8)	—
Total deferred tax liabilities	(15)	(12)
Total deferred tax liabilities	(15)	(12)
Tax assets, net	$54	$15
Reported as (after valuation allowance and jurisdictional netting):
Tax assets	61	19
Other liabilities	(7)	(4)
Tax assets, net	$54	$15

Summary of Valuation Allowance
The Company has established valuation allowances primarily related to the uncertainty of the utilization of certain deferred tax assets in the U.S. federal and State jurisdictions, as well as certain tax loss carryforwards in various jurisdictions outside of the U.S. A rollforward of the Company’s valuation allowances are as follows:

(in millions)	April 24, 2026	April 25, 2025	April 26, 2024
Valuation allowances, beginning of period	$462	$360	$273
Charges to tax expense	(429)	102	90
Charges to other accounts	180	—	(3)
Valuation allowances, end of period	$214	$462	$360

Schedule of Cash Flow, Supplemental Disclosures	The following table reconciles cash paid for income taxes for the year ended April 24, 2026:

(in millions)	April 24, 2026
Federal	$—
State	1
Foreign	1
Total Cash Paid for Income Taxes	$2

Schedule of Effective Income Tax Rate Reconciliation
Following the Company’s adoption and prospective application of ASU 2023-09, the income tax expense (benefit) differs from the amount computed by applying the U.S. federal statutory rate of 21.0% to income before income taxes for the fiscal year ended April 24, 2026 as follows:

	Fiscal Year
(in millions, except percentages)	2026
U.S. federal statutory tax rate	$(40)	21.0%
Increase (decrease) in tax rate resulting from:
State and Local Income Taxes(1)	$2	(1.0)%
Effects of Cross-Border Tax Laws
Foreign Derived Intangible Income	$(6)	3.2%
Tax Credits
R&D Credit	$(20)	10.8%
Foreign Tax Credit	$(45)	23.6%
Changes in Valuation Allowance	$174	(92.0)%
Nontaxable or Nondeductible Items
Other	$2	(1.0)%
Other Adjustments	$1	(0.3)%
Foreign Tax Effects
Argentina
Changes in Valuation Allowance	$3	(1.6)%
Other	$(2)	1.2%
France
Intercompany Restructuring related to Separation(2)	$9	(5.0)%
Other	$1	(0.4)%
Germany	$2	(1.1)%
Ireland
Pillar Two	$3	(1.8)%
Other	$—	(0.2)%
Netherlands	$2	(1.3)%
Puerto Rico
Statutory Tax Rate Differential	$16	(8.3)%
Tax Holiday	$(26)	14.0%
Withholding Tax	$45	(23.6)%
Other	$1	(0.5)%
Other Foreign Jurisdictions	$5	(2.9)%
Changes in Unrecognized Tax Benefits	$1	(0.5)%
Effective Tax Rate	$128	(67.7)%
__________________
(1)State taxes in New York, Illinois, New Jersey, Minnesota, and Wisconsin made up the majority of the tax effect in this category
(2)Intercompany restructuring in connection with the Separation resulted in a net $16 million of tax expense, of which $9 million relates to France
Prior to the Company’s adoption of ASU 2023-09, income tax expense (benefit) differs from the amount computed by applying the U.S. federal statutory rate of 21.0% to income before income taxes for the fiscal year ended April 25, 2025 and April 26, 2024 as follows:

	Fiscal Year
(in millions)	2025	2024
U.S. federal statutory tax rate	21.0%	21.0%
Increase (decrease) in tax rate resulting from:
U.S. state taxes, net of federal tax benefit	(0.8)	(2.5)
Research and development credit	13.7	29.3
International	4.4	6.7
Foreign derived intangible income	0.3	6.9
Valuation allowance adjustment	(68.6)	(114.0)
Stock-based compensation	(1.2)	(2.8)
U.S. tax on foreign earnings	0.1	5.2
Other, net	(3.4)	(1.7)
Changes in unrecognized tax benefits	(0.9)	(2.3)
Effective tax rate	(35.4)%	(54.2)%

Schedule of Unrecognized Tax Benefits Roll Forward	A roll-forward of total unrecognized tax benefits attributable to the operations of the Company is as follows:

	Fiscal Year
(in millions)	2026	2025	2024
Gross unrecognized tax benefits at beginning of fiscal year	$—	$—	$—
Gross increases:
Current year tax positions	1	1	1
Gross decreases:
Prior year tax positions	—	—	—
Gross unrecognized tax benefits at end of fiscal year	1	1	1
Settled with Parent	(1)	(1)	(1)
Gross unrecognized tax benefits	$—	$—	$—

Summary of Income Tax Examinations	The major jurisdictions in which the Company operated which are subject to examination are as follows:

Jurisdiction	Earliest Open Year
United States - federal and state	2017